Income Tax (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Schedule of Effective Income Tax Rate	The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the year ended September 30, 2022, 2023 and 2024:
		(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	HK$	HK$	HK$	HK$
Income tax computed at statutory tax rate	16.5%	16.5%	16.5%	16.5%	16.5%
Effect of preferential tax rates	(8.25)%	(8.25)%	(8.25)%	(8.25)%	(8.25)%
Effect of non-deductible expense	—	—	—	—	(5.17)%
Change in valuation allowance	(8.25)%	(8.25)%	(4.19)%	(4.19)%	(5.91)%
Effective Income tax rate	—	—	4.06%	4.06%	(2.83)%

Schedule of Deferred Tax Balances	The tax effects of temporary differences that give rise to the deferred tax balances as of September 30, 2022, 2023 and 2024 are as follows:
			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Deferred tax assets:
Net operating losses carried forward	4,766,320	613,481	—	1,011,490	1,011,490	386,510
Valuation allowance	(4,766,320)	(613,481)	—	(1,011,490)	(1,011,490)	(386,510)
Deferred tax assets, net	—	—	—	—	—	—

Deferred tax liabilities:	—	—	—	—	—	—
Identifiable intangible assets	844,274	108,668	—	844,274	844,274	—
Deferred tax liabilities, net	844,274	108,668	—	844,274	844,274	—